Cover	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	TODOS MEDICAL LTD.
Entity Central Index Key	0001645260
Entity Primary SIC Number	2835
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	121 Derech Menachem Begin
Entity Address, Address Line Two	30th Floor
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6701203
City Area Code	+972 (52)
Local Phone Number	642-0126
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false